Capital Management - Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term debt		$ 976	$ 629
Current portion of long-term debt		502	995
Current portion of lease liabilities		214	8
Long-term debt		8,553	7,579
Lease liabilities		859	12
Total debt		11,104	9,223
Cash and cash equivalents		(671)	(2,314)	$ (116)
Net debt		10,433	6,909
Unamortized fair value adjustments		(424)	(444)
Adjusted net debt		10,009	6,465
Total shareholders' equity	[1]	22,869	24,425	$ 8,303
Accumulated other comprehensive (income) loss		251	291
Adjusted shareholders' equity		23,120	24,716
Adjusted capital		$ 33,129	$ 31,181

[1]	All equity transactions were attributable to common shareholders.